Summary of Significant Accounting Policies Accounts Receivable and Deferred Revenue (Details) - Resident Fees and Services - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Resident fees and services	$ 1,147,000	$ 1,481,000	$ 1,481,000	$ 3,012,000
Contract with customer, asset, increase (decrease)	(334,000)	(1,531,000)
Medicaid
Resident fees and services	791,000	1,123,000	1,123,000	2,731,000
Contract with customer, asset, increase (decrease)	(332,000)	(1,608,000)
Private and Other Payors
Resident fees and services	356,000	358,000	$ 358,000	$ 281,000
Contract with customer, asset, increase (decrease)	$ (2,000)	$ 77,000